Stock Based Compensation - Performance Share Units - Additional Information (Detail) - PSU PSU in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information relative to Performance Share Units [line items]
Number of performance share units granted		191,410	220,260
Performance share units (PSUs) [member]
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period		three year
Number of performance share units granted		191,410	220,260
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors	200.00%